EQUITY (Details 1) - 12 months ended Dec. 31, 2021	EUR (€) € / shares shares	$ / shares
IfrsStatementLineItems [Line Items]
Class A common shares | shares	8,407,025
Warrants | shares	6,435,000
Assuming Real Redemption shares | shares	14,842,025
U S D [Member]
IfrsStatementLineItems [Line Items]
Class A common shares Per shares | $ / shares		$ 9.42
Class A common shares, fair value	€ 79,194
Warrants | $ / shares		$ 1.66
Warrants , Fair value	10,682
Assuming Real Redemption fair value	€ 89,876
E U R [Member]
IfrsStatementLineItems [Line Items]
Class A common shares Per shares | € / shares	€ 8.29
Class A common shares, fair value	€ 69,695
Warrants | € / shares	€ 1.46
Warrants , Fair value	€ 9,450
Assuming Real Redemption fair value	79,145
Fair Value	43,300
Excess of fair value	€ 35,845